Derivative instruments - Contracts Falling under Early Termination Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	$ 3,442	$ 2,877
Collateral posted	3,671	2,801
A3 | A-
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	56	15
Baa2 | BBB
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	608	116
Ba1 | BB plus
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	$ 2,084	$ 1,041